Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2023
Long-Term Investments [Abstract]
Schedule of Long-Term Investment	As of June 30, 2023 and 2022, the Company’s long-term investment was as following:
	June 30, 2023	June 30, 2022
Hunan Liangxi Cultural Media Co., Ltd. (“Liangxi”)	$1,096,072	$1,182,195
Urban Tea Management Inc. (“Meno”)	310,000	310,000
Guokui Management Inc. (“Guokui”)	320,000	320,000
Less: Share of results of equity investees	(284,381)	(299,194)
Impairment of investment in equity investees	(412,707)	(412,707)
	$1,028,984	$1,100,294